Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Waterstone Financial, Inc.
Entity Central Index Key	0001569994
Entity Filer Category	Accelerated Filer
Trading Symbol	wsbf
Document Type	S-1/A
Document Period End Date	Jun. 30, 2013
Amendment Flag	true
Amendment Description	PRE-EFFECTIVE AMENDMENT NO. 5 TO THE FORM S-1